Summary of Amounts Reclassification from AOCI to Net Income (Detail) - USD ($) $ in Millions		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	$ 14				$ 29
Amortization of pension , amounts reclassified from AOCI to net income, before tax	[1]	(6)		$ (1)		(12)		$ (3)		$ (4)		$ (5)
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, tax expense	[1]	(6)				(11)
Amortization of pension , amounts reclassified from AOCI to net income, tax benefit	[1]	2				4		1		1		1
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, net of tax	[1]	8				18	[2]
Amortization of pension , amounts reclassified from AOCI to net income, net of tax	[1]	(4)		(1)		(8)	[2]	(2)		(3)	[3]	(4)	[3]
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, before tax	[1]					(9)				(45)		(6)
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, tax expenses	[1]					2				5		2
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, net of tax	[1],[2]					(7)
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, net of tax	[1],[3]									(40)		(4)
Total reclassification for the period	[1]	4		(1)		3	[2]	(2)	[2]	(43)	[3]	(8)	[3]
Other expense, net | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Losses on available-for-sale securities, Other-than-temporary impairment of available-for-sale equity securities, amounts reclassified from AOCI to net income, before tax	[1]					(9)				(45)		(6)
Foreign exchange contracts | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	13				28
Interest rate contracts | Net Interest expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	1				1
Actuarial losses and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension , amounts reclassified from AOCI to net income, before tax	[1]	$ (6)	[4]	$ (1)	[4]	$ (12)	[4]	$ (3)	[4]	$ (4)	[5]	$ (5)	[5]

[1]	Amounts in parentheses indicate reductions to net income.
[2]	See table below for details about these reclassifications.
[3]	See table below for details about the reclassifications for the years ended December 31, 2014 and 2013.
[4]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 10.
[5]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 11.